Expense Example, No Redemption - AZL International Index Fund	Apr. 30, 2021 USD ($)
Class 2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	883
Class 1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	47
Expense Example, No Redemption, 3 Years	148
Expense Example, No Redemption, 5 Years	258
Expense Example, No Redemption, 10 Years	$ 579